UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

2545 S. Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: April 30, 2015

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST VelocityShares Equal Risk Weighted Large Cap ETF

Semi-Annual Report

October 31, 2014
(Unaudited)

VelocityShares
Equal Risk Weighted Large Cap ETF
Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Disclosure of Fund Expenses	18
Supplemental Information	19

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Index Management Solutions, LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-583-5624; and (ii) on the Commission’s website at http://www.sec.gov.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2014 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.5%
Consumer Discretionary — 16.3%
Amazon.com*	16	$4,887
AutoNation*	53	3,035
AutoZone*	11	6,089
Bed Bath & Beyond*	268	18,047
Best Buy	73	2,492
BorgWarner	37	2,110
Cablevision Systems, Cl A	234	4,357
CarMax*	47	2,628
Carnival, Cl A	129	5,179
CBS, Cl B	58	3,145
Chipotle Mexican Grill, Cl A*	11	7,018
Coach	449	15,437
Comcast, Cl A	66	3,653
Darden Restaurants	1,082	56,026
Delphi Automotive	57	3,932
DIRECTV*	108	9,373
Discovery Communications, Cl A*	57	2,015
Discovery Communications, Cl C*	62	2,170
Dollar General*	93	5,828
Dollar Tree*	240	14,537
DR Horton	138	3,145
Expedia	35	2,974
Ford Motor	195	2,748
Fossil Group*	51	5,185
GameStop, Cl A	84	3,592
Gannett	90	2,835

Description	Shares	Fair Value
Gap	76	$2,880
Garmin	93	5,160
General Motors	75	2,355
Genuine Parts	36	3,495
Goodyear Tire & Rubber	101	2,447
H&R Block	119	3,845
Harley-Davidson	55	3,613
Harman International Industries	20	2,147
Hasbro	109	6,271
Home Depot	38	3,706
Interpublic Group	164	3,180
Johnson Controls	60	2,835
Kohl's	86	4,663
L Brands	69	4,976
Leggett & Platt	97	3,820
Lennar, Cl A	69	2,973
Lowe's	68	3,890
Macy's	58	3,354
Marriott International, Cl A	41	3,106
Mattel	135	4,194
McDonald's	115	10,779
Michael Kors Holdings*	140	11,003
Mohawk Industries*	18	2,557
Netflix*	5	1,964
Newell Rubbermaid	237	7,899
News, Cl A*	236	3,653
NIKE, Cl B	73	6,787
Nordstrom	88	6,390
Omnicom Group	53	3,809
O'Reilly Automotive*	27	4,749
PetSmart	133	9,622
Priceline Group*	4	4,825
PulteGroup	144	2,763
PVH	53	6,060
Ralph Lauren, Cl A	34	5,604
Ross Stores	61	4,924
Scripps Networks Interactive, Cl A	78	6,025
Staples	2,224	28,200
Starbucks	46	3,476
Starwood Hotels & Resorts Worldwide	34	2,606
Target	76	4,698
Tiffany	29	2,787
Time Warner	107	8,503
Time Warner Cable	24	3,533
TJX	53	3,356
Tractor Supply	53	3,881
TripAdvisor*	14	1,241
Twenty-First Century Fox ADR, Cl A	146	5,034

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Under Armour, Cl A*	38	$2,492
Urban Outfitters*	95	2,884
VF	69	4,670
Viacom, Cl B	43	3,125
Walt Disney	40	3,655
Whirlpool	28	4,817
Wyndham Worldwide	34	2,641
Wynn Resorts	45	8,550
Yum! Brands	38	2,730
		467,639
Consumer Staples — 11.0%
Altria Group	159	7,686
Archer-Daniels-Midland	249	11,703
Avon Products	314	3,266
Brown-Forman, Cl B	40	3,707
Campbell Soup	78	3,445
Clorox	692	68,854
Coca-Cola	159	6,659
Coca-Cola Enterprises	83	3,598
Colgate-Palmolive	92	6,153
ConAgra Foods	390	13,397
Constellation Brands, Cl A*	44	4,028
Costco Wholesale	76	10,136
CVS Caremark	59	5,063
Dr Pepper Snapple Group	98	6,786
Estee Lauder, Cl A	58	4,360
General Mills	94	4,884
Hershey	84	8,056
Hormel Foods	78	4,205
JM Smucker	31	3,224
Kellogg	64	4,093
Keurig Green Mountain	68	10,319
Kimberly-Clark	65	7,427
Kraft Foods Group	50	2,818
Kroger	104	5,794
McCormick	51	3,607
Mead Johnson Nutrition, Cl A	42	4,171
Molson Coors Brewing, Cl B	48	3,570
Mondelez International, Cl A	118	4,161
Monster Beverage*	82	8,272
PepsiCo	71	6,828
Philip Morris International	71	6,320
Procter & Gamble	169	14,749
Reynolds American	70	4,403
Sysco	107	4,124
Tyson Foods, Cl A	249	10,047
Walgreen	54	3,468

Description	Shares	Fair Value
Wal-Mart Stores	94	$7,169
Whole Foods Market	635	24,974
		315,524
Energy — 5.5%
Anadarko Petroleum	33	3,029
Apache	38	2,934
Baker Hughes	36	1,907
Cabot Oil & Gas	145	4,510
Cameron International*	51	3,037
Chesapeake Energy	98	2,174
Chevron	31	3,718
Cimarex Energy	19	2,160
ConocoPhillips	48	3,463
CONSOL Energy	69	2,539
Denbury Resources	179	2,220
Devon Energy	41	2,460
Diamond Offshore Drilling	225	8,485
Ensco, Cl A	87	3,531
EOG Resources	28	2,661
EQT	34	3,197
Exxon Mobil	44	4,255
FMC Technologies*	67	3,755
Halliburton	39	2,150
Helmerich & Payne	23	1,997
Hess	37	3,138
Kinder Morgan	92	3,560
Marathon Oil	75	2,655
Marathon Petroleum	176	15,998
Murphy Oil	49	2,616
Nabors Industries	104	1,857
National Oilwell Varco	55	3,995
Newfield Exploration*	56	1,826
Noble	130	2,720
Noble Energy	43	2,478
Occidental Petroleum	39	3,468
ONEOK	42	2,476
Phillips 66	38	2,983
Pioneer Natural Resources	14	2,647
QEP Resources	113	2,833
Range Resources	44	3,010
Schlumberger	32	3,157
Southwestern Energy*	110	3,576
Spectra Energy	98	3,835
Tesoro	163	11,640
Transocean	102	3,043
Valero Energy	127	6,361
Williams	76	4,219
		158,273

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials — 12.8%
ACE	41	$4,481
Affiliated Managers Group*	10	1,998
Aflac	59	3,524
Allstate	146	9,468
American Express	26	2,339
American International Group	45	2,411
American Tower, Cl A‡	73	7,117
Ameriprise Financial	18	2,271
Aon	44	3,784
Apartment Investment & Management, Cl A‡	219	7,838
Assurant	49	3,343
AvalonBay Communities‡	66	10,285
Bank of America	215	3,689
Bank of New York Mellon	133	5,150
BB&T	98	3,712
Berkshire Hathaway, Cl B*	29	4,065
BlackRock, Cl A	7	2,388
Boston Properties‡	52	6,591
Capital One Financial	36	2,980
CBRE Group, Cl A*	121	3,872
Charles Schwab	89	2,551
Chubb	52	5,167
Cincinnati Financial	76	3,836
Citigroup	60	3,212
CME Group, Cl A	67	5,615
Comerica	85	4,058
Discover Financial Services	45	2,870
E*TRADE Financial*	94	2,096
Equity Residential‡	109	7,582
Essex Property Trust‡	31	6,255
Fifth Third Bancorp	163	3,258
Franklin Resources	38	2,113
General Growth Properties‡	165	4,275
Genworth Financial, Cl A*	155	2,168
Goldman Sachs Group	20	3,800
Hartford Financial Services Group	70	2,771
HCP‡	322	14,158
Health Care ‡	205	14,578
Host Hotels & Resorts ‡	114	2,657
Hudson City Bancorp	439	4,236
Huntington Bancshares	395	3,915
Intercontinental Exchange	58	12,081
Invesco	57	2,307
JPMorgan Chase	58	3,508
KeyCorp	202	2,666
Kimco Realty‡	147	3,668

Description	Shares	Fair Value
Legg Mason	43	$2,236
Leucadia National	141	3,353
Lincoln National	38	2,081
Loews	90	3,924
M&T Bank	38	4,643
Macerich‡	86	6,063
Marsh & McLennan	69	3,751
McGraw Hill Financial	37	3,348
MetLife	37	2,007
Moody's	26	2,580
Morgan Stanley	63	2,202
NASDAQ OMX Group	100	4,326
Northern Trust	70	4,641
People's United Financial	321	4,693
Plum Creek Timber‡	115	4,716
PNC Financial Services Group	36	3,110
Principal Financial Group	41	2,147
Progressive	223	5,889
Prologis‡	103	4,290
Prudential Financial	26	2,302
Public Storage‡	42	7,742
Regions Financial	288	2,860
Simon Property Group‡	36	6,452
State Street	63	4,754
SunTrust Banks	83	3,249
T Rowe Price Group	31	2,545
Torchmark	66	3,495
Travelers	59	5,947
Unum Group	85	2,844
US Bancorp	98	4,175
Ventas‡	188	12,880
Vornado Realty Trust‡	49	5,364
Wells Fargo	67	3,557
Weyerhaeuser ‡	146	4,944
XL Group, Cl A	148	5,014
Zions Bancorporation	123	3,563
		368,394
Health Care — 12.4%
Abbott Laboratories	114	4,969
AbbVie	56	3,554
Actavis*	14	3,398
Aetna	42	3,465
Agilent Technologies	47	2,598
Alexion Pharmaceuticals*	13	2,488
Allergan	27	5,132
AmerisourceBergen, Cl A	100	8,541
Amgen	27	4,379
Baxter International	113	7,926

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Becton Dickinson	43	$5,534
Biogen Idec*	7	2,247
Boston Scientific*	400	5,312
Bristol-Myers Squibb	188	10,940
Cardinal Health	64	5,023
Celgene*	23	2,463
Cerner*	100	6,334
Cigna	32	3,186
Covidien	51	4,714
CR Bard	66	10,822
DaVita HealthCare Partners*	66	5,153
DENTSPLY International	79	4,011
Edwards Lifesciences*	573	69,287
Eli Lilly	73	4,842
Express Scripts Holding*	134	10,294
Gilead Sciences*	29	3,248
Hospira*	103	5,531
Humana	24	3,332
Intuitive Surgical*	22	10,908
Johnson & Johnson	43	4,634
Laboratory Corp of America Holdings*	42	4,590
Mallinckrodt*	70	6,453
McKesson	22	4,475
Medtronic	63	4,294
Merck	67	3,882
Mylan*	92	4,926
Patterson	173	7,458
PerkinElmer	75	3,256
Perrigo	36	5,812
Pfizer	164	4,912
Quest Diagnostics	72	4,569
Regeneron Pharmaceuticals*	21	8,268
St. Jude Medical	60	3,850
Stryker	57	4,989
Tenet Healthcare*	228	12,779
Thermo Fisher Scientific	36	4,233
UnitedHealth Group	49	4,656
Universal Health Services, Cl B	79	8,193
Varian Medical Systems*	68	5,720
Vertex Pharmaceuticals*	59	6,646
Waters*	49	5,429
WellPoint	46	5,828
Zimmer Holdings	48	5,340
Zoetis, Cl A	99	3,679
		358,502
Industrials — 7.7%
3M	24	3,691
ADT	111	3,978

Description	Shares	Fair Value
Allegion	51	$2,708
AMETEK	54	2,816
Boeing	29	3,622
Caterpillar	25	2,535
CH Robinson Worldwide	91	6,298
Cintas	78	5,713
CSX	115	4,097
Cummins	18	2,631
Danaher	36	2,894
Deere	94	8,041
Delta Air Lines	54	2,173
Dover	27	2,145
Dun & Bradstreet	31	3,807
Eaton	38	2,599
Emerson Electric	41	2,627
Equifax	50	3,787
Expeditors International of Washington	95	4,053
Fastenal	77	3,391
FedEx	29	4,854
Flowserve	38	2,584
Fluor	30	1,990
General Dynamics	24	3,354
General Electric	153	3,949
Honeywell International	29	2,788
Illinois Tool Works	31	2,822
Ingersoll-Rand	34	2,129
Iron Mountain‡	227	8,188
Jacobs Engineering Group*	60	2,847
Joy Global	44	2,316
Kansas City Southern	27	3,315
L-3 Communications Holdings	19	2,308
Lockheed Martin	27	5,145
Masco	128	2,825
Nielsen Holdingss	72	3,059
Norfolk Southern	29	3,209
Northrop Grumman	29	4,001
PACCAR	48	3,135
Pall	34	3,108
Parker Hannifin	20	2,540
Pentair	41	2,749
Pitney Bowes	105	2,598
Precision Castparts	11	2,428
Quanta Services*	69	2,352
Raytheon	43	4,467
Republic Services, Cl A	163	6,259
Robert Half International	55	3,013
Rockwell Automation	26	2,921
Rockwell Collins	42	3,534

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Roper Industries	24	$3,799
Ryder System	26	2,300
Snap-on	27	3,568
Southwest Airlines	65	2,241
Stanley Black & Decker	40	3,746
Stericycle*	60	7,560
Textron	59	2,450
Tyco International	66	2,833
Union Pacific	26	3,028
United Parcel Service, Cl B	34	3,567
United Rentals*	14	1,541
United Technologies	28	2,996
Waste Management	131	6,404
WW Grainger	16	3,949
Xylem	77	2,800
		227,175
Information Technology — 13.1%
Accenture, Cl A	49	3,975
Adobe Systems*	31	2,174
Akamai Technologies*	34	2,050
Alliance Data Systems*	10	2,833
Altera	98	3,368
Amphenol, Cl A	53	2,681
Analog Devices	87	4,317
Apple	45	4,860
Applied Materials	136	3,004
Autodesk*	57	3,280
Automatic Data Processing	51	4,171
Avago Technologies, Cl A	28	2,415
Broadcom, Cl A	77	3,225
CA	146	4,243
Cisco Systems	421	10,302
Citrix Systems*	88	5,652
Cognizant Technology Solutions, Cl A*	89	4,348
Computer Sciences	101	6,100
Corning	121	2,472
eBay*	881	46,253
Electronic Arts*	60	2,458
EMC	1,413	40,596
F5 Networks*	23	2,829
Facebook, Cl A*	51	3,824
Fidelity National Information Services	69	4,029
First Solar*	43	2,533
Fiserv*	56	3,891
FLIR Systems	83	2,783
Google, Cl A*	3	1,704
Google, Cl C*	3	1,677
Harris	45	3,132

Description	Shares	Fair Value
Hewlett-Packard	113	$4,054
Intel	128	4,353
International Business Machines	41	6,740
Intuit	62	5,457
Jabil Circuit	100	2,095
Juniper Networks	278	5,857
KLA-Tencor	49	3,878
Lam Research	74	5,762
Linear Technology	100	4,284
MasterCard, Cl A	38	3,182
Microchip Technology	63	2,716
Micron Technology*	50	1,655
Microsoft	132	6,197
Motorola Solutions	430	27,735
NetApp	171	7,319
NVIDIA	173	3,381
Oracle	86	3,358
Paychex	153	7,182
QUALCOMM	59	4,632
Red Hat*	59	3,476
salesforce.com inc*	39	2,496
SanDisk	19	1,789
Seagate Technology	43	2,702
Symantec	480	11,913
TE Connectivity	47	2,873
Teradata*	81	3,428
Texas Instruments	79	3,923
Total System Services	188	6,353
VeriSign*	126	7,530
Visa, Cl A	16	3,863
Western Digital	56	5,509
Western Union	226	3,833
Xerox	291	3,864
Xilinx	180	8,006
Yahoo!*	89	4,098
		376,672
Materials — 5.7%
Air Products & Chemicals	29	3,905
Airgas	42	4,685
Alcoa	182	3,050
Allegheny Technologies	53	1,741
Avery Dennison	66	3,092
Ball	94	6,056
Bemis	114	4,386
CF Industries Holdings	81	21,060
Dow Chemical	55	2,717
Eastman Chemical	34	2,746
Ecolab	35	3,893

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

October 31, 2014 (Unaudited) (Concluded)

Description	Shares	Fair Value
EI du Pont de Nemours	184	$12,724
FMC	58	3,326
Freeport-McMoRan, Cl B	129	3,677
International Flavors & Fragrances	29	2,875
International Paper	107	5,416
LyondellBasell Industries, Cl A	39	3,573
Martin Marietta Materials	28	3,274
MeadWestvaco	71	3,136
Monsanto	46	5,292
Mosaic	87	3,855
Newmont Mining	1,907	35,775
Nucor	64	3,460
Owens-Illinois*	112	2,886
PPG Industries	16	3,259
Praxair	31	3,906
Sealed Air	71	2,574
Sherwin-Williams	23	5,280
Vulcan Materials	48	2,962
		164,581
Telecommunication Services — 4.9%
AT&T	404	14,076
CenturyLink	411	17,048
Crown Castle International‡	96	7,500
Frontier Communications	6,528	42,693
Verizon Communications	174	8,744
Windstream Holdings	4,857	50,901
		140,962
Utilities — 10.1%
AES	270	3,799
AGL Resources	126	6,793
Ameren	277	11,728
American Electric Power	126	7,351
CenterPoint Energy	475	11,661
CMS Energy	398	13,003
Consolidated Edison	240	15,206
Dominion Resources	104	7,415
DTE Energy	100	8,216
Duke Energy	231	18,977
Edison International	208	13,017
Entergy	117	9,830
Exelon	390	14,270
FirstEnergy	272	10,156
Integrys Energy Group	156	11,338
NextEra Energy	85	8,519
NiSource	132	5,552
Northeast Utilities	183	9,031
NRG Energy	236	7,075
PG&E	175	8,806

Description	Shares/Face Amount	Fair Value
Pinnacle West Capital	139	$8,544
PPL	294	10,287
Public Service Enterprise Group	205	8,469
SCANA	161	8,837
Sempra Energy	73	8,030
Southern	253	11,729
TECO Energy	624	12,237
Wisconsin Energy	263	13,061
Xcel Energy	250	8,368
		291,305
Total Common Stock
(Cost $2,773,783)		2,869,027

TIME DEPOSIT — 0.05%
Brown Brothers Harriman,
0.030% 11/03/14	$15,637	15,637

Total Time Deposit
(Cost $15,637)		15,637

Total Investments - 100.0%
(Cost $2,789,420)		$2,884,664

Percentages are based on Net Assets of $2,884,523.

* — Non-income producing security.

‡ — Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,869,027	$—	$—	$2,869,027
Time Deposits	—	15,637	—	15,637
Total Investments in Securities	$2,869,027	$15,637	$—	$2,884,664

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets:
Investments at Cost	$2,789,420
Investments at Fair Value	$2,884,664
Dividends Receivable	6,674
Total Assets	2,891,338

Liabilities:
Due to Custodian	3,672
Payable Due to Investment Adviser	3,143
Total Liabilities	6,815

Net Assets	$2,884,523

Net Assets Consist of:
Paid-in Capital	$2,288,009
Accumulated Undistributed Net Investment Income	4,109
Accumulated Net Realized Gain on Investments	497,161
Net Unrealized Appreciation on Investments	95,244
Net Assets	$2,884,523

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,000
Net Asset Value, Offering and Redemption Price Per Share	$57.69

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Operations

For the six month period ended October 31, 2014 (Unaudited)

Investment Income:
Dividend Income	$91,914
Interest Income	27
Total Investment Income	91,941

Expenses:
Advisory Fees	27,041
Total Expenses	27,041

Net Investment Income	64,900

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	339,384
Net Change in Unrealized Depreciation on Investments	(232,344)
Net Realized and Unrealized Gain on Investments	107,040

Net Increase in Net Assets Resulting from Operations	$171,940

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Changes in Net Assets

	Period Ended October 31, 2014 (Unaudited)	Period Ended April 30, 2014(1)
Operations:
Net Investment Income	$64,900	$210,054
Net Realized Gain on Investments	339,384	1,966,929
Net Change in Unrealized Appreciation (Depreciation) on Investments	(232,344)	327,588
Net Increase in Net Assets Resulting from Operations	171,940	2,504,571

Distributions to Shareholders:
Investment Income	(74,654)	(197,548)
Net Capital Gains	—	(105,710)
Total Distributions to Shareholders	(74,654)	(303,258)

Capital Share Transactions:
Issued	11,059,952	38,266,000
Redeemed	(19,257,528)	(29,482,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,197,576)	8,783,500

Total Increase (Decrease) in Net Assets	(8,100,290)	10,984,813

Net Assets:
Beginning of Period	10,984,813	—
End of Period (Includes Accumulation Undistributed Net Investment Income of $4,109 and $13,863, respectively)	$2,884,523	$10,984,813

Share Transactions:
Issued	200,000	750,000
Redeemed	(350,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	200,000

(1)	For the period July 29, 2013, (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period	Net Investment Income *	Net Realized and Unrealized Gain on Investments	Total from Operations	Distribution from Net Investment Income	Distribution from Capital Gains	Total from Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover
VelocityShares Equal Risk Weighted Large Cap ETF
2014	**	$54.92	$0.44	$2.83	$3.27	$(0.50)	$—	$(0.50)	$57.69	5.97%	$2,885	0.65	%(2)	1.57	%(2)	14	%(3)
2014	‡	50.00	0.49	5.02	5.51	(0.40)	(0.19)	(0.59)	54.92	11.07	10,985	0.65	(2)	1.23	(2)	139	(3)

*	Per share data calculated using average shares method.

**	For the six-month period ended October 31, 2014 (unaudited).

‡	Commenced operations July 29, 2013.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)
Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2014 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven investment portfolios. The financial statements herein are those of the VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the VelocityShares Equal Risk Weighted Large Cap Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”) is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund. The Fund commenced operations on July 29, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes —It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income at least quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $2,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may adjust the creation and redemption transaction fees from time to time based upon actual experience. In addition to the fixed creation or redemption fee, an additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for the Fund.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2014:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
VelocityShares Equal Risk Weighted Large Cap ETF	50,000	$2,000	$2,884,500	$2,000

Organizational Expenses —All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2014 (Unaudited) (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2014, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2014 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
VelocityShares Equal Risk Weighted Large Cap ETF	$3,454,804	$1,127,503

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
VelocityShares Equal Risk Weighted Large Cap ETF	$5,521,911	$16,193,778	$380,002

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

During the six months period ended October, 31, 2014, the Fund realized $380,002 of net capital gains resulting from in-kind redemptions–in which shareholders exchanged fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended April 30, 2014 were as follows:

VelocityShares Equal Risk Weighted Large Cap ETF	Ordinary Income	Long-Term Capital Gain	Totals
2014	$303,258	$—	$303,258

As of April 30, 2014, the components of tax basis distributable earnings were as follows:

VelocityShares Equal Risk Weighted Large Cap ETF
Undistributed Ordinary Income	$346,532
Undistributed Long-Term Capital Gain	1,655
Unrealized Appreciation on Investments	151,041
Total Distributable Earnings	$499,228

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2014 (Unaudited) (Concluded)

5. TAX INFORMATION (continued)

As of April 30, 2014, there were no capital losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2014 were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
VelocityShares Equal Risk Weighted Large Cap ETF	$2,789,420	$167,613	$(72,369)	$95,244

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index, which is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index.

Concentration Risk

The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries.

7. OTHER

At October 31, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period(1)
VelocityShares Equal Risk Weighted Large Cap ETF
Actual Fund Return	$1,000.00	$1,059.70	0.65%	$3.37
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

VelocityShares
Equal Risk Weighted Large Cap ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.velocitysharesetfs.com.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
2020 K Street, NW,
Washington, DC 20006

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

VEL-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 2, 2015

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: January 2, 2015